Business Combination and Deferred and Contingent Considerations on Acquisitions - Schedule of Consolidated Financial Statements Since the Acquisition Date (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Business Combination and Deferred and Contingent Considerations on Acquisitions [Abstract]
Cash paid at closing	R$ 288
Fair value of contingent payment	1,154
Total consideration transferred	R$ 1,442